SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment reporting
Net revenues	¥ 12,556,023	$ 1,795,488	¥ 14,401,249	¥ 14,948,129
Product
Segment reporting
Net revenues	12,470,647		14,294,740	14,841,910
Drugs
Segment reporting
Net revenues	11,649,921		13,398,162	13,883,055
Nutritional supplements
Segment reporting
Net revenues	434,685		550,464	631,122
Medical supplies and devices
Segment reporting
Net revenues	152,351		144,282	157,504
Other products
Segment reporting
Net revenues	233,690		201,832	170,229
Service
Segment reporting
Net revenues	85,376		106,509	106,219
MP Service
Segment reporting
Net revenues	56,749		65,536	70,271
Other Services
Segment reporting
Net revenues	¥ 28,627		¥ 40,973	¥ 35,948